UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

            (a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSCXX Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund
HIGHLIGHTS
The Cash Reserves Fund performed in line with its benchmark, the Lipper Money
Market Funds Index, over the last year.
Money market yields have risen sharply from near-zero levels since March 2022.
By early November, the Federal Reserve had raised the fed funds target rate to the 3.75% to 4.00% range, a level unseen in about 15 years.
Because we believe the Fed will continue raising rates aggressively in the near term, we expect to keep the portfolio’s weighted average maturity relatively short so that we can quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields.
With year-over-year consumer price index inflation around 8%, real (inflation-
adjusted) yields remain negative, so we agree that the central bank has more work to do. If inflation remains elevated, we would not be surprised to see additional rate increases that take the fed funds rate to 5%, and possibly higher.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Cash Reserves Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Cash Reserves Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Cash Reserves Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Amid rapidly rising money market interest rates from near-zero levels during the second half of our reporting period, the Cash Reserves Fund returned
0.88% in the one-year period ended October 31, 2022. This matched the performance of its peer group benchmark, the Lipper Money Market Funds
Index. ( Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Money market yields rose
sharply from near-zero
levels over the last year—
specifically since March 2022,
when the Fed began to raise
the fed funds target rate
from the 0.00% to 0.25% range it adopted when the coronavirus pandemic erupted in March 2020. Fed rate hikes have been aggressive, as the central bank is combatting elevated inflation stemming from factors such as a tight labor market, pandemic-related global supply chain disruptions, and higher prices of energy commodities as many nations attempt to reduce reliance on Russian energy exports due to its ongoing attacks against Ukraine.
In fact, several Fed rate increases this year have been 75 basis points (0.75%), rather than the 25-basis-point (0.25%) incremental changes that the central bank typically makes to the fed funds rate. In early November, immediately after our reporting period ended, the Fed raised the fed funds target rate to the
3.75% to 4.00% range, a level unseen in about 15 years.
Thanks to a series of large interest rate increases and continued hawkish rhetoric from Federal Reserve officials who are committed to bringing inflation back down to the Fed’s long-term 2% goal, U.S. Treasury yields have risen sharply during our one-year reporting period. In the money market universe, three-month U.S. Treasury bill yields surged from 0.05% to 4.22%, while six-month T-bill yields climbed from 0.07% to 4.57%. One-year T-bill yields advanced from 0.15% to 4.66%.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Cash Reserves Fund –
.
0.85% 0.88%
Lipper Money Market
Funds Index 0.85 0.88

T. ROWE PRICE Cash Reserves Fund

How is the fund positioned?
In anticipation of the Fed’s first rate increase in March 2022, we shortened the portfolio’s weighted average maturity (WAM) so that we could quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields. Because we believe the Fed will continue raising rates aggressively in the near term, we expect to keep the portfolio’s
WAM relatively short so that we can respond accordingly to subsequent rate increases. As always, we try to take advantage of opportunities to buy money market instruments with attractive yields without reducing our high credit quality standards.
As shown in the Security
Diversification exhibit,
commercial paper and
medium-term notes made
up 39% of the fund’s net
assets at the end of October.
Repurchase agreements
(repos) represented about
25%, while municipal
securities accounted for
17% and U.S. Treasury notes
represented 4%. The rest of
the portfolio was invested in
certificates of deposit
.
What is portfolio
management’s outlook?
The Fed’s rate-hiking cycle is
well underway in an attempt
to curb inflation pressures. However, policymakers have yet to give any clear indication as to when they expect to moderate or pause their rate increases or at what level they expect the fed funds rate to peak. According to the Fed’s most recent post-meeting statement published on November 2, policymakers anticipate that “ongoing increases in the target range will be appropriate in order to attain a stance of monetary policy that is sufficiently restrictive” to bring inflation back down to 2%. Fed Chair Jerome Powell confirmed in his post-meeting press conference that Fed officials “still have some ways to go”
regarding interest rate increases and noted that “the ultimate level of interest rates will be higher than previously expected.”
*
Includes money market securities issued by foreign
governments.
SECURITY DIVERSIFICATION
Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund

Money market fund investors undoubtedly welcome higher money market yields and returns, though with year-over-year consumer price index (CPI)
inflation around 8%, real (inflation-adjusted) yields remain negative, so we agree that the central bank has more work to do. If inflation remains elevated, we would not be surprised to see additional rate increases that take the fed funds rate to 5% and possibly higher. We would also not be surprised to see the central bank keep short-term interest rates at higher levels for some time—even if it causes a recession—to make sure that inflation trends back down toward the Fed’s long-term 2% target.
As we watch the economy evolve and monitor the words and actions of Fed policymakers for clues about possible future rate increases, we believe that our strategy of keeping a relatively short WAM should enable us to respond quickly to any changes in the interest rate outlook or other factors affecting the money markets. In any event, we remain committed to managing a high-
quality, diversified money market portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our investors.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Cash Reserves Fund

Risks of Investing in a Nongovernment Money Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The potential for realizing a loss of principal could derive from:
Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress.
Interest rate risks. A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates.
Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Cash Reserves Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
CASH RESERVES FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Cash Reserves Fund –
.
0.88% 1.04% 0.59%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Cash Reserves Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
Cash Reserves Fund 0.40%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Cash Reserves Fund

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
CASH RESERVES FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Actual $1,000.00 $1,008.50 $2.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.19   2.04
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Cash Reserves Fund

QUARTER-END RETURNS
Periods Ended 9/30/22
SEC Yield
(7-Day
Simple)*
SEC Yield
(7-Day
Simple)–
Unsubsidized
...... 1
Year
.... 5
Years
.... 10
Years
Cash Reserves Fund –
.
2.67% 2.64% 0.65% 1.00% 0.56%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1-800-225-5132 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal periods. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.
* In an effort to maintain a zero or positive net yield, T. Rowe Price may voluntarily waive or reimburse all or a portion of the management fee and operating expenses it is entitled to receive from the fund. The 7-day yield without waiver represents what the yield would have been if we were not waiving those fees. In addition, the fund's performance without the fee waiver or reimbursement would also have been lower. This voluntary waiver is in addition to any contractual expense ratio limitation in effect for the fund and may be amended or terminated at any time without prior notice. Please see the prospectus for more details.

T. ROWE PRICE Cash Reserves Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.01
(3)
—
(3) (4)
0.01
(3)
0.02 0.01
Net realized and unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment activities 0.01 —
(4)
0.01 0.02 0.01
Distributions
Net investment income (0.01) —
(4)
(0.01) (0.02) (0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
0.88%
(3)
0.01%
(3)
0.78%
(3)
2.06% 1.47%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.40% 0.42% 0.45% 0.45% 0.45%
Net expenses after waivers/
payments by Price Associates 0.31%
(3)
0.16%
(3)
0.43%
(3)
0.45% 0.45%
Net investment income 0.92%
(3)
0.01%
(3)
0.70%
(3)
2.04% 1.47%
Net assets, end of period (in
millions) $4,280 $3,711 $4,285 $3,003 $2,593
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.09%, 0.26% and 0.02% of average net assets) for the years ended 10/31/22,
10/31/21 and 10/31/20, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Cash Reserves Fund
October 31, 2022
12
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
ASSET BACKED COMMERCIAL PAPER 7.0%
Atlantic Asset Securitization, 5.10%, 4/25/23  (1) 1,200 1,170
CAFCO, 2.97%, 11/8/22  (1) 20,800 20,788
CAFCO, 4.80%, 3/2/23  (1) 10,500 10,331
Chariot Funding, 3.06%, 11/1/22  (1) 22,515 22,515
Chariot Funding, 3.60%, 2/1/23  (1) 6,000 6,000
Charta, 3.00%, 11/10/22  (1) 6,250 6,245
Charta, 3.07%, 12/6/22  (1) 35,000 34,895
CRC Funding, 3.45%, 2/1/23  (1) 27,160 26,921
CRC Funding, 4.80%, 3/2/23  (1) 15,000 14,758
CRC Funding, 4.80%, 3/3/23  (1) 1,000 984
Liberty Street Funding, 3.00%, 12/1/22  (1) 18,500 18,454
Liberty Street Funding, 3.06%, 11/1/22  (1) 23,104 23,104
LMA-Americas, 2.07%, 11/10/22  (1) 18,500 18,490
Manhattan Asset Funding, 2.75%, 11/2/22  (1) 1,800 1,800
Regency Markets No. 1, 3.86%, 11/25/22  (1) 4,000 3,990
Starbird Funding, 3.03%, 12/28/22  (1) 23,000 22,890
Thunder Bay Funding, 3.07%, 12/15/22  (1) 22,000 21,917
Thunder Bay Funding, 3.52%, 2/15/23  (1) 10,500 10,391
Thunder Bay Funding, 3.65%, 4/25/23  (1) 10,000 10,000
Victory Receivables, 2.86%, 11/3/22  (1) 23,000 22,996
Total Asset Backed Commercial Paper (Cost $298,639) 298,639
CERTIFICATE OF DEPOSIT 15.0%
DOMESTIC 1.0%
Citibank, 2.77%, 5/25/23  11,760 11,760
Citibank, 2.78%, 6/1/23  18,000 18,000
Citibank, FRN, SOFR + 0.45%, 3.49%, 5/25/23  12,000 12,000
41,760
EURODOLLAR 5.7%
Credit Agricole, 3.05%, 11/1/22  64,000 64,000
Nordea Bank, 3.05%, 11/1/22  53,000 53,000
Royal Bank of Canada, 3.06%, 11/1/22  54,610 54,610
Svenska Handelsbanken, 3.04%, 11/1/22  25,000 25,000
Toronto Dominion Bank, 3.06%, 11/1/22  46,000 46,000
242,610
YANKEE 8.3%
Banco Santander, FRN, SOFR + 0.47%, 3.522%, 11/23/22  11,960 11,960
Bank of Montreal, 2.85%, 6/23/23  22,700 22,700
T. ROWE PRICE Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Bank of Montreal, FRN, SOFR + 0.25%, 3.30%, 2/17/23  9,500 9,487
Bank of Nova Scotia, FRN, SOFR + 0.60%, 3.65%, 12/19/22  18,800 18,800
Barclays Bank, FRN, SOFR + 0.54%, 1.32%, 3/3/23  17,500 17,500
Barclays Bank, FRN, SOFR + 0.65%, 3.69%, 12/16/22  23,000 23,000
Canadian Imperial Bank of Commerce, 0.35%, 12/5/22  15,000 15,000
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.50%,
3.55%, 3/3/23  11,000 11,000
Commonwealth Bank of Australia, FRN, SOFR + 0.45%, 2.73%,
2/17/23  18,000 18,000
Cooperatieve Rabobank, 3.42%, 4/6/23  30,000 30,000
Credit Suisse, FRN, SOFRINDX + 0.65%, 3.684%, 12/22/22  19,000 19,000
HSBC Bank, FRN, SOFR + 0.40%, 3.45%, 1/6/23  18,000 18,000
HSBC Bank, FRN, SOFR + 0.60%, 3.65%, 3/15/23  20,000 20,000
KBC Bank, 3.06%, 11/3/22  5,391 5,391
KBC Bank, 3.35%, 1/26/23  22,000 22,000
Oversea Chinese Banking, FRN, SOFR + 0.48%, 3.52%, 12/23/22  13,000 13,000
Oversea-Chinese Banking, FRN, SOFR + 0.40%, 3.44%, 4/11/23  20,000 20,000
Standard Chartered Bank, FRN, SOFR + 0.75%, 3.80%, 8/4/23  22,000 22,000
Svenska Handelsbanken, FRN, SOFR + 0.63%, 0.68%, 12/15/22  27,000 27,000
Toronto Dominion Bank, 5.00%, 9/26/23  14,190 14,190
358,028
Total Certificate of Deposit (Cost $642,398) 642,398
FINANCIAL COMPANY COMMERCIAL PAPER 15.5%
ASB Bank, 3.49%, 11/10/22  (1) 2,250 2,250
Australia & New Zealand Banking Group, 3.39%, 3/28/23  (1) 25,000 25,000
Banco Santander, 2.82%, 5/22/23  (1) 11,700 11,515
Banco Santander, 3.005%, 6/8/23  (1) 17,000 16,689
BPCE, 3.59%, 12/21/22  (1) 24,000 24,000
Canadian Imperial Bank of Commerce, 0.26%, 11/18/22  (1) 12,000 12,000
Canadian Imperial Bank of Commerce, 2.77%, 1/4/23  (1) 2,600 2,587
Canadian Imperial Bank of Commerce, 4.85%, 5/2/23  (1) 2,000 1,951
Commonwealth Bank of Australia, 3.39%, 3/27/23  (1) 21,000 21,000
Cooperatieve Rabobank, 3.86%, 6/1/23  11,600 11,336
Credit Agricole, 3.03%, 11/22/22  23,000 22,959
Credit Suisse, 2.92%, 11/3/22  11,000 10,998
DBS Bank, 3.04%, 1/3/23  (1) 6,800 6,764
ING (US) Funding, 3.31%, 2/1/23  (1) 4,000 3,966
ING (US) Funding, 3.67%, 4/26/23  29,000 29,000
Massachusetts Mutual Life Insurance, 3.80%, 11/21/22  (1) 10,000 9,979
MetLife Short Term Fund, 1.81%, 11/7/22  (1) 16,000 15,995
MetLife Short Term Fund, 2.65%, 5/1/23  (1) 11,310 11,159
National Australia Bank, 3.02%, 4/17/23  (1) 15,500 15,478
National Australia Bank, 3.50%, 4/6/23  (1) 25,465 25,465

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
National Bank of Canada, 3.50%, 4/6/23  (1) 25,465 25,465
National Securities Clearing, 3.01%, 1/30/23  (1) 24,830 24,643
Natixis, 3.48%, 4/5/23  17,500 17,238
Nordea Bank, 3.60%, 4/17/23  (1) 26,744 26,744
Oversea Chinese Banking, 3.42%, 11/7/22  (1) 7,000 7,000
Pacific Life Short Term Funding, 4.95%, 7/24/23  (1) 1,130 1,089
Pacific Life Short Term Funding, 5.10%, 4/27/23  (1) 12,185 11,880
Pacific Life Short Term Funding, 5.15%, 10/13/23  (1) 2,416 2,297
Pricoa Short Term Funding, 4.78%, 9/13/23  (1) 14,255 13,657
Royal Bank of Canada, 3.49%, 12/21/22  (1) 13,500 13,500
Royal Bank of Canada, 3.56%, 6/27/23  (1) 28,000 27,341
Skandinaviska Enskilda Banken, 3.66%, 4/20/23  (1) 12,940 12,940
Svenska Handelsbanken, 3.89%, 6/8/23  (1) 14,500 14,157
Swedbank, 3.80%, 7/28/23  26,957 26,957
Swedbank, 3.81%, 2/13/23  10,085 9,974
Toronto Dominion Bank, 3.01%, 8/8/23  (1) 12,370 12,370
Toronto Dominion Bank, 3.57%, 6/28/23  (1) 13,000 12,692
UBS, 0.43%, 11/16/22  (1) 4,800 4,799
UBS, 3.591%, 12/23/22  (1) 9,000 9,000
UBS, 3.85%, 12/15/22  (1) 28,000 27,868
United Overseas Bank, 2.80%, 11/1/22  (1) 42,000 42,000
Westpac Banking, 1.98%, 11/7/22  (1) 20,000 19,993
Westpac Banking, 3.45%, 4/3/23  (1) 21,000 21,000
Total Financial Company Commercial Paper (Cost $664,695) 664,695
INSURANCE COMPANY FUNDING AGREEMENT 1.8%
MassMutual Global Funding II, FRN, SOFR + 0.22%, 3.284%,
6/2/23  (2) 32,630 32,595
Metropolitan Life Global Funding I, FRN, SOFR + 0.57%, 3.625%,
1/13/23  (2) 6,970 6,971
New York Life Global Funding, FRN, SOFR + 0.19%, 3.249%,
6/30/23  (2) 31,144 31,103
New York Life Global Funding, FRN, SOFR + 0.22%, 3.27%,
2/2/23  (2) 5,620 5,618
Total Insurance Company Funding Agreement (Cost $76,287) 76,287
NON-FINANCIAL COMPANY COMMERCIAL PAPER 19.9%
Aspirus, Series 2021, 3.67%, 12/8/22  10,777 10,777
Banner Health, 3.49%, 11/23/22  12,000 12,000
Banner Health, 3.50%, 11/2/22  12,793 12,793
Banner Health, 3.53%, 11/9/22  12,891 12,891
Baylor Scott & White Holdings, 3.82%, 1/9/23  25,983 25,793
BJC Health System, 3.27%, 11/3/22  12,733 12,733

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
BJC Health System, 3.63%, 11/17/22  14,459 14,459
Charles Schwab, 3.33%, 11/22/22  (1) 35,350 35,350
Charlotte-Mecklenburg Hospital Auth., 2.80%, 11/3/22  24,680 24,676
Charlotte-Mecklenburg Hospital Auth., 2.95%, 11/29/22  2,220 2,215
Charlotte-Mecklenburg Hospital Auth., 3.17%, 12/8/22  8,210 8,183
Coco-Cola, 3.10%, 11/2/22  (1) 5,260 5,260
Estee Lauder, 3.10%, 11/3/22  (1) 26,957 26,952
Export Development Canada, 2.84%, 11/7/22  11,620 11,614
Export Development Canada, 3.94%, 1/30/23  29,600 29,308
Inova Health System Foundation, 2.90%, 11/17/22  13,790 13,772
Inova Health System Foundation, 3.80%, 12/15/22  10,352 10,304
John Muir Health, 3.30%, 11/7/22  5,650 5,647
KFW, 4.00%, 2/21/23  (1) 11,100 10,962
Long Island Power Auth., 3.40%, 11/9/22  16,953 16,953
Los Angeles Municipal Improvement, Series B-1, 3.65%,
11/22/22  4,577 4,577
Los Angeles Municipal Improvement, Series B-1, 3.95%, 1/10/23  5,156 5,156
LVMH Moet Hennessy Louis Vuitton, 3.25%, 2/7/23  (1) 3,000 2,973
McLaren Health Care, 3.68%, 11/15/22  14,000 13,980
Mercy Healthcare System, 3.30%, 11/3/22  22,919 22,915
New York Power Auth., Series 3-A, 1.71%, 11/3/22  35,450 35,446
Northwestern Memorial HealthCare, 2.90%, 11/17/22  4,866 4,860
Northwestern Memorial HealthCare, 3.60%, 12/15/22  25,901 25,787
Philadelphia Airport, Series C-1, 3.32%, 11/3/22  22,000 22,000
Philadelphia Airport, Series C-1, 3.40%, 11/10/22  20,122 20,122
Port Auth. of New York/New Jersey, 3.08%, 11/2/22  7,735 7,735
Port Auth. of New York/New Jersey, 3.17%, 11/29/22  9,785 9,785
Port Auth. of New York/New Jersey, Series B, 3.08%, 11/15/22  9,850 9,850
Port of Seattle, Series D-1, 3.23%, 12/7/22  3,000 3,000
Procter & Gamble, 4.30%, 2/6/23  (1) 25,945 25,644
Salt River Project Agricultural Improvement, Series D-1, 3.05%,
12/15/22  8,500 8,468
San Jose Financing Auth, 3.60%, 12/8/22  17,316 17,316
Santa Clara Valley Water District, Series B, 3.60%, 12/1/22  8,550 8,550
South Carolina Public Service Auth., Series AA, 3.23%, 12/6/22  31,426 31,426
South Carolina Public Service Auth., Series BB, 2.88%, 11/1/22  19,264 19,264
SSM Health Care, Series A, 3.75%, 11/22/22  26,000 25,943
SSM Health Care, Series A, 3.75%, 12/1/22  15,800 15,751
State of Tennessee, Series 00-B, 3.30%, 11/8/22  5,000 5,000
State of Tennessee, Series 00-B, 3.38%, 11/8/22  13,563 13,563
Texas A&M University, Series A, 4.20%, 1/24/23  15,000 15,000
Total Capital Canada, 3.09%, 11/2/22  (1) 42,000 41,996
Toyota Credit de Puerto Rico, 2.92%, 12/22/22  7,500 7,469
Toyota Credit de Puerto Rico, 2.93%, 12/22/22  25,000 24,896
Trinity Health, 2.00%, 11/9/22  16,300 16,293
Trinity Health, 3.68%, 11/17/22  25,700 25,658

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Univ. of California, Series B, 1.73%, 11/2/22  13,000 12,999
Univ. of California, Series B, 3.70%, 12/20/22  10,000 9,950
Univ. of California, Series B, 4.08%, 1/12/23  9,000 8,927
Univ. of Chicago, 4.08%, 1/17/23  7,891 7,822
Univ. of Texas, Series B, 4.07%, 1/12/23  13,372 13,263
Yale University, 1.85%, 11/2/22  5,510 5,510
Total Non-Financial Company Commercial Paper (Cost $851,536) 851,536
OTHER INSTRUMENTS 1.5%
Bank of America, 2.19%, 12/16/22  40,000 40,000
Bank of Nova Scotia, 2.00%, 11/15/22  4,790 4,791
Equinor, 2.45%, 1/17/23  2,720 2,721
Nationwide Building Society, 2.00%, 1/27/23  (2) 2,000 1,996
Skandinaviska Enskilda Banken, 2.20%, 12/12/22  (2) 4,500 4,502
Truist Bank, 1.25%, 3/9/23  4,256 4,246
Truist Bank, FRN, SOFR + 0.73%, 3.793%, 3/9/23  5,030 5,034
Total Other Instruments (Cost $63,290) 63,290
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 0.9%(3)
Credit Agricole, Tri-Party, Dated 10/31/22, 3.05%, Delivery Value
of $38,003,219 on 11/1/22, Collateralized by U.S. Government
securities, 3.00% - 6.00%, 12/1/35 - 11/1/52, valued at
$38,760,000  38,000 38,000
Total U.S. Government Agency Repurchase Agreement (Cost $38,000) 38,000
U.S. TREASURY DEBT 4.2%
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 4.07%, 7/31/23  45,400 45,401
U.S. Treasury Notes, FRN, 3M UST + 0.034%, 4.075%, 4/30/23  53,500 53,500
U.S. Treasury Notes, FRN, 3M UST + 0.049%, 4.09%, 1/31/23  82,077 82,078
Total U.S. Treasury Debt (Cost $180,979) 180,979
U.S. TREASURY REPURCHASE AGREEMENT 24.5%(3)
Federal Reserve Bank of New York, Tri-Party, Dated 10/31/22,
3.05%, Delivery Value of $1,050,088,958 on 11/1/22,
Collateralized by U.S. Government securities, 0.25% - 1.63%,
4/15/24 - 11/15/31, valued at $1,050,088,959  1,050,000 1,050,000
Total U.S. Treasury Repurchase Agreement (Cost $1,050,000) 1,050,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
VARIABLE RATE DEMAND NOTES 9.4%
Alaska HFC, Series B, VRDN, 3.19%, 12/1/47  2,500 2,500
Andrew W. Mellon Foundation, VRDN, 3.18%, 12/1/32  14,000 14,000
Baltimore, VRDN, 3.08%, 7/1/32  43,610 43,610
Charlotte, NASCAR, Series D, COP, VRDN, 3.10%, 6/1/35  27,930 27,930
Colorado Housing & Fin. Auth., Multi-Family, Series B-1, VRDN,
3.10%, 10/1/38  22,485 22,485
Colorado Housing & Fin. Auth., Single Family, Series B-1, VRDN,
3.10%, 5/1/34  2,770 2,770
Colorado Housing & Fin. Auth., Single Family, Series C-2, VRDN,
3.10%, 11/1/50  14,800 14,800
Colorado Housing & Fin. Auth., Social Bond, Series C-2, VRDN,
3.10%, 5/1/51  6,750 6,750
Cook County, Series D, GO, VRDN, 3.10%, 11/1/30  25,600 25,600
Illinois Fin. Auth., VRDN, 3.10%, 10/1/42  26,570 26,570
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 3.06%,
2/15/46  6,200 6,200
Maryland CDA, Series B, VRDN, 3.13%, 9/1/33  8,615 8,615
Maryland CDA, Series F, VRDN, 3.12%, 9/1/44  12,135 12,135
Massachusetts Dev. Fin. Agency, Babson College, Series B,
VRDN, 3.10%, 10/1/31  7,275 7,275
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 3.12%, 7/1/39  9,800 9,800
Montgomery County Housing Opportunities Commission,
Series E, VRDN, 3.12%, 7/1/38  8,315 8,315
New York City Housing Dev., Series F-2, VRDN, 3.08%, 5/1/60  15,000 15,000
New York Mortgage Agency, Series 224, VRDN, 3.12%, 4/1/41  26,000 26,000
New York Mortgage Agency, Series 238, VRDN, 3.10%, 10/1/45  2,800 2,800
New York State Housing Fin. Agency, Series A, VRDN, 3.10%,
11/1/45  12,400 12,400
Private Colleges & Univ. Auth., Emory Univ., Series C-1, VRDN,
3.08%, 9/1/52  23,150 23,150
Southern Ute Indian Tribe, VRDN, 3.15%, 11/7/22  (2) 41,795 41,795
Univ. of California, Series Z-2, VRDN, 3.09%, 7/1/41  10,250 10,250
Wisconsin Housing & Economic Dev. Auth., Series B, VRDN,
3.10%, 9/1/37  415 415
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
3.10%, 5/1/30  995 995
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
3.10%, 11/1/30  28,670 28,670
Total Variable Rate Demand Notes (Cost $400,830) 400,830
Total Investments in Securities
99.7% of Net Assets (Cost $4,266,654) $ 4,266,654

T. ROWE PRICE Cash Reserves Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $984,009 and represents 23.0% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$124,580 and represents 2.9% of net assets.
(3) See Note 3. Collateralized by U.S. government securities valued at $1,088,849 at
October 31, 2022.
3M UST Three month U.S. Treasury bill yield
CDA Community Development Administration/Authority
COP Certificate of Participation
FRN Floating Rate Note
GO General Obligation
HFC Housing Finance Corporation
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Index
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Cash Reserves Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,266,654) $ 4,266,654
Receivable for shares sold 9,220
Receivable for investment securities sold 7,640
Interest receivable 6,476
Cash 40
Total assets 4,290,030
Liabilities
Payable for shares redeemed 8,241
Investment management and administrative fees payable 1,482
Other liabilities 80
Total liabilities 9,803
NET ASSETS $ 4,280,227
Net Assets Consist of:
Total distributable earnings (loss) $ 67
Paid-in capital applicable to 4,279,569,365 shares of $0.0001 par value capital stock outstanding; 10,000,000,000 shares of the Corporation authorized 4,280,160
NET ASSETS $ 4,280,227
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Cash Reserves Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Investment Income (Loss)
Interest income $ 48,886
Expenses
Investment management and administrative expense $ 15,831
Voluntary management fee waivers and expense reimbursements (3,488)
Net expenses 12,343
Net investment income 36,543
Realized and Unrealized Gain / Loss –
Net realized gain on securities 4
INCREASE IN NET ASSETS FROM OPERATIONS
$ 36,547

T. ROWE PRICE Cash Reserves Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 36,543 $ 391
Net realized gain 4 34
Increase in net assets from operations 36,547 425
Distributions to shareholders
Net earnings (36,497) (391)
Capital share transactions
*
Shares sold 2,481,213 1,890,030
Distributions reinvested 35,919 191
Shares redeemed (1,948,421) (2,463,970)
Increase (decrease) in net assets from capital share
transactions 568,711 (573,749)
Net Assets
Increase (decrease) during period 568,761 (573,715)
Beginning of period 3,711,466 4,285,181
End of period $ 4,280,227 $ 3,711,466
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Cash Reserves Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Cash Reserves Fund

New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee.
The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Cash Reserves Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
October 31, 2022, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price
Associates' approved list. All repurchase agreements are fully collateralized by U.S.

T. ROWE PRICE Cash Reserves Fund

government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Cash Reserves Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary  expenses.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 36,497 $ 391
($000s)
Cost of investments $ 4,266,654
($000s)
Undistributed ordinary income $ 67
Total distributable earnings (loss) $ 67

T. ROWE PRICE Cash Reserves Fund

under this voluntary agreement are not subject to repayment by the fund. Price
Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2022, expenses waived/paid totaled
$3,488,000.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Cash Reserves Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Cash Reserves Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Cash Reserves Fund (constituting T. Rowe
Price Summit Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Cash Reserves Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Cash Reserves Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $25,805,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $30,426,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Cash Reserves Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. ROWE PRICE Cash Reserves Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Cash Reserves Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2019
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Cash Reserves Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Cash Reserves Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Davis Collins (1989)
Vice President
Vice President, T. Rowe Price
M. Helena Condez  (1962)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Cash Reserves Fund

Name (Year of Birth)
Position Held With Cash Reserves Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Cheryl A. Mickel, CFA (1967)
Vice President
Director and Vice President, T. Rowe Price Trust
Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Research Analyst,
NUVEEN, TIAA Investments (to 2018)
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price; formerly, Senior U.S.
Economist, Barclays Capital (to 2022)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Kyeonta Williams (1992)
Vice President
Assistant Vice President, T. Rowe Price; formerly,
Institutional Salesman, Wells Fargo Securities (to
2021); Sales Assistant, Wells Fargo Securities (to
2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401550
F85-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$23,504	$22,436
Audit-Related Fees	-	-
Tax Fees	1,797	4,334
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022